OPERATING DATA - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Accrued payroll and employee related expenses	$ 1,787	$ 1,560
Accrued interest and other payables	794	781
Payable from acquisition of intangible, tangible & financial assets	943	833
Other amounts due to public authorities	587	504
Derivative financial instruments	325	226
Unearned revenue and accrued payables	69	39
Total	$ 4,505	$ 3,943